                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dinsmore Capital Management Co.
Address: 65 Madison Avenue
         Suite 550
         Morristown, New Jersey 07960

Form 13F File Number: 28-05466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary I. Levine
Title: Chief Financial Officer
Phone: (973) 631-1177

Signature, Place, and Date of Signing:


/s/ Gary I. Levine   Morristown, New Jersey   February 8, 2010
------------------   ----------------------   ----------------
   [Signature]           [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:           86
Form 13F Information Table Value Total:     $186,806
                                          (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc. f CONV             000886AB7     3087  3800000 PRN      Sole                  3800000
Alliant Techsystems Inc. cv. s CONV             018804AM6     2130  2000000 PRN      Sole                  2000000
Amerivon Holdings LLC Conv Pro CONV             952939        1500  3000000 PRN      Sole                  3000000
Anixter International, Inc. sr CONV             035290AJ4     2177  2250000 PRN      Sole                  2250000
Anixter International, Inc. sr CONV             035290AH8      484   500000 PRN      Sole                   500000
Blackboard Inc. cv. sr. notes  CONV             091935AA4     4652  4500000 PRN      Sole                  4500000
Central European Distribution  CONV             153435AA0     2305  2700000 PRN      Sole                  2700000
Cephalon Inc. cv. sr. sub. not CONV             156708AR0     2242  2000000 PRN      Sole                  2000000
Chattem, Inc. cv. sr. notes    CONV             162456AR8      837   615000 PRN      Sole                   615000
Chattem, Inc. cv. sr. notes 14 CONV             162456AQ0     1341   985000 PRN      Sole                   985000
China Medical Technologies, In CONV             169483AC8     2236  3500000 PRN      Sole                  3500000
Coinstar, Inc. cv. sr. notes   CONV             19259PAF9     2000  2000000 PRN      Sole                  2000000
CommScope, Inc. sr. sub. cv. n CONV             203372AG2     2377  2000000 PRN      Sole                  2000000
Comtech Telecommunications Cor CONV             205826AE0     2330  2000000 PRN      Sole                  2000000
Covanta Holding Corp. sr. cv.  CONV             22282EAA0     3286  3500000 PRN      Sole                  3500000
Dryships, Inc. cv. sr. notes   CONV             262498AB4     2050  2000000 PRN      Sole                  2000000
EMC Corp. cv. sr. notes        CONV             268648AM4     1256  1000000 PRN      Sole                  1000000
EMC Corp. cv. sr. notes 144A   CONV             268648AL6     1256  1000000 PRN      Sole                  1000000
Endo Pharmacueticals Holdings, CONV             29264FAA4     2797  3000000 PRN      Sole                  3000000
Equinix, Inc. cv. sub. notes   CONV             29444UAF3     2547  2300000 PRN      Sole                  2300000
Equinix, Inc. cv. sub. notes   CONV             29444UAH9     2773  1880000 PRN      Sole                  1880000
Euronet Worldwide, Inc. cv deb CONV             298736AF6     2347  2500000 PRN      Sole                  2500000
Euronet Worldwide, Inc. cv deb CONV             298736AE9     1877  2000000 PRN      Sole                  2000000
ExpressJet Holdings, Inc. cv.  CONV             30218UAB4     1636  1700000 PRN      Sole                  1700000
Finisar Corporation cv. sr. no CONV             31787AAJ0     2205  2000000 PRN      Sole                  2000000
GSI Commerce, Inc. cv. sr. not CONV             36238GAD4     1071  1000000 PRN      Sole                  1000000
GSI Commerce, Inc. cv. sr. not CONV             36238GAC6     2142  2000000 PRN      Sole                  2000000
GenCorp Inc. cv. sub. notes 14 CONV             368682AM2     1021  1000000 PRN      Sole                  1000000
Goodrich Petroleum Corp. cv.sr CONV             382410AC2     2067  2000000 PRN      Sole                  2000000
Greatbatch, Inc. cv. sub. deb. CONV             39153LAB2     2576  3000000 PRN      Sole                  3000000
Intel Corp. jr. sub. cv. deb.  CONV             458140AF7     1615  1400000 PRN      Sole                  1400000
Intel Corp. jr. sub. cv. deb.  CONV             458140AC4     2425  2500000 PRN      Sole                  2500000
JAKKS Pacific, Inc. cv. sr. no CONV             47012EAC0     1551  1500000 PRN      Sole                  1500000
Jaguar Mining, Inc. cv. sr. no CONV             47009MAG8     2202  2000000 PRN      Sole                  2000000
JetBlue Airways Corp. cv. deb. CONV             477143AC5     1997  2000000 PRN      Sole                  2000000
Kinetic Concepts, Inc. cv. sr. CONV             49460WAF6     3970  4000000 PRN      Sole                  4000000
LSB Industries, Inc. cv. sr. s CONV             502160AG9     2951  3000000 PRN      Sole                  3000000
Lehman Brothers Holdings, Inc. CONV             524908PL8      382  3000000 PRN      Sole                  3000000
McMoRan Exploration Co. cv. sr CONV             582411AE4     2147  2177000 PRN      Sole                  2177000
Millipore Corp. cv. sr. notes  CONV             601073AD1     3627  3500000 PRN      Sole                  3500000
Morgans Hotel Group sr. sub. c CONV             61748WAA6     1317  2000000 PRN      Sole                  2000000
Mylan Laboratories Inc. sr. cv CONV             628530AG2     1042  1000000 PRN      Sole                  1000000
Mylan, Inc. cash cv. notes 144 CONV             628530AH0     3087  2000000 PRN      Sole                  2000000
NETAPP, Inc. sr. cv. notes     CONV             64110DAB0     3735  3000000 PRN      Sole                  3000000
NII Holdings, Inc. cv. notes   CONV             62913FAF9     3504  3500000 PRN      Sole                  3500000
Nuance Communications, Inc. cv CONV             67020YAB6     2687  2500000 PRN      Sole                  2500000
Oil States International, Inc. CONV             678026AB1     2983  2150000 PRN      Sole                  2150000
Old Republic International cv. CONV             680223AF1     3394  3000000 PRN      Sole                  3000000
Omnicare, Inc. cv. sr. deb. {7 CONV             681904AL2      696   850000 PRN      Sole                   850000
Onyx Pharmaceuticals, Inc. cv. CONV             683399AB5     1596  1500000 PRN      Sole                  1500000
Regis Corp. cv. sr. notes      CONV             758932AA5     1856  1500000 PRN      Sole                  1500000
Richardson Electronics, Ltd. c CONV             763165AG2     2010  2000000 PRN      Sole                  2000000
SAVVIS, Inc. cv. sr. notes     CONV             805423AA8     3660  4000000 PRN      Sole                  4000000
SBA Communications Corp. cv. s CONV             78388JAN6     1031  1000000 PRN      Sole                  1000000
SBA Communications Corp. cv. s CONV             78388JAL0     1976  1500000 PRN      Sole                  1500000
SonoSite Inc. cv sr notes      CONV             83568GAA2     2149  2250000 PRN      Sole                  2250000
SunPower Corp. sr. cv. deb.    CONV             867652AA7     2602  3000000 PRN      Sole                  3000000
Sybase, Inc. cv. sr. notes 144 CONV             871130AC4     3570  3000000 PRN      Sole                  3000000
TeleCommunications Systems, In CONV             87929JAA1     1806  1500000 PRN      Sole                  1500000
Teva Pharm. Finance Co. B.V. c CONV             88165FAA0     3712  3000000 PRN      Sole                  3000000
The Great Atlantic & Pacific T CONV             390064AJ2     1317  1365000 PRN      Sole                  1365000
The Great Atlantic & Pacific T CONV             390064AK9     1279  1400000 PRN      Sole                  1400000
Titan International, Inc. sr.  CONV             888305AA7     2124  2000000 PRN      Sole                  2000000
Trina Solar Ltd. cv. sr. notes CONV             89628EAA2     2556  1500000 PRN      Sole                  1500000
Verenium Corp. cv. sr. secured CONV             92340PAB6      449   674000 PRN      Sole                   674000
ATP Oil & Gas Corp. cv. perp.  PFD CV           00208J702     1577    15000 SH       Sole                    15000
Bank of America Corp. 7.25% no PFD CV           060505682     1758     2000 SH       Sole                     2000
Bunge Limited 4.875% cum. cv.  PFD CV           G16962204     2237    25000 SH       Sole                    25000
Celanese Corp. 4.25% cv. perp. PFD CV           150870202     3266    80000 SH       Sole                    80000
Chesapeake Energy 4.5% cum. cv PFD CV           165167842     3599    42720 SH       Sole                    42720
NY Community Bancorp, Inc. 6%  PFD CV           64944P307     2234    48000 SH       Sole                    48000
SovereignCapitalTrust IV 4.375 PFD CV           846048205      896    28000 SH       Sole                    28000
Wells Fargo 7.5% srs L perp cv PFD CV           949746804     3672     4000 SH       Sole                     4000
Whiting Petroleum Corp. perp.  PFD CV           966387201     3593    20000 SH       Sole                    20000
2009 Dole Food ACES Trust 7% 1 PFD CV           90213B208     1892   160000 SH       Sole                   160000
Citigroup Inc. 7.5% T-DECS     PFD CV           172967416     1565    15000 SH       Sole                    15000
Freeport-McMoRan 6.75% mand. c PFD CV           35671D782     3456    30000 SH       Sole                    30000
Great Plains Energy eq. units  PFD CV           911648038     2640    40000 SH       Sole                    40000
LehmanBro. Hldgs. 6% exchnote  PFD CV           52522L350      318   100000 SH       Sole                   100000
Merrill Lynch & Co. Inc. 5.4%  PFD CV           59018FDP4     2309     4000 SH       Sole                     4000
Vale Cap II 6.75% 2012 mand.cv PFD CV           91912F201     3216    38400 SH       Sole                    38400
Vale Cap II 6.75% 2012 mand.cv PFD CV           91912F300     1076    13000 SH       Sole                    13000
AT&T Inc. common stock         COM              00206R102     1542    55000 SH       Sole                    55000
Johnson & Johnson common stock COM              478160104      676    10500 SH       Sole                    10500
Merck & Company, Inc., common  COM              58933Y105     1728    47302 SH       Sole                    47302
The Walt Disney Company common COM              254687106     1935    60000 SH       Sole                    60000
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